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[WESTERN RESERVE LIFE LOGO]

                                                  Western Reserve Life Assurance
                                                     Co. of Ohio
                                                  Home Office:
                                                  Columbus, Ohio
                                                  Administrative Office
                    February 12, 2002             4333 Edgewood Road NE
                                                  PO Box 3183
                                                  Cedar Rapids, Iowa 52406-3183


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     WRL Series Life Corporate Account (File No. 333-57681)

Gentlemen:

        On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on November 28, 2001, with prospectus dated January 28, 2002.

        Please contact the undersigned at (319) 247-6115 if you have any questions about this filing.


                                            Sincerely,

                                            /s/ KAREN J. EPP

                                            Karen J. Epp
                                            Division Counsel


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